Asbestos - Additional Information (Detail)	12 Months Ended											12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($)	Jul. 02, 2012 USD ($)	Jul. 02, 2012 AUD	Apr. 02, 2012 USD ($)	Apr. 02, 2012 AUD	Mar. 31, 2012 AUD	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Other Net Assets (Liabilities) [Member] USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Contribution to AICF			$ 184,100,000	177,500,000		$ 45,400,000	45,200,000	$ 138,700,000	132,300,000	132,300,000
Restricted cash and cash equivalents related to early contribution to AICF					138,700,000
Adjusted net cash used by operating activities - AFFA			29,400,000	28,200,000
Insurance receivable	2,600,000
Amounts offset against income tax payable	16,800,000	18,000,000	25,600,000
Unfavorable effect of foreign currency exchange in income taxes payable	3,900,000
Provision for asbestos-related education and medical research contribution	1,700,000		1,900,000
Net asset of AICF	900,000		300,000
Effect of foreign currency exchange on other assets and liabilities	97,200,000		200,000		(6,200,000)							200,000
Discounted (but inflated) central estimate lower range value	1,200,000,000	1,300,000,000
Discounted (but inflated) central estimate high range value	2,700,000,000	3,000,000,000
Undiscounted (but inflated) central estimate lower range value	1,700,000,000	1,800,000,000
Undiscounted (but inflated) central estimate high range value	4,600,000,000	5,000,000,000
Potential increase in discounted central estimate	17.00%	17.00%									22.00%
Secured standby loan facility maximum borrowing capacity	295,100,000	320,000,000
Discounted value of insurance policies	197,600,000	214,300,000
Amount available for insurance policies benefit adjustment		320,000,000
Amount outstanding under facility	$ 47,000,000	50,600,000
Secured standby loan Facility maturity date	Nov. 01, 2030	Nov. 01, 2030
Percentage of borrowings from Commonwealth	50.00%	50.00%
Rate of interest of Benchmark Bonds	6.00%	6.00%
Maturity date of Benchmark Bonds	May 01, 2020	May 01, 2020